Leases - Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases (Detail) - Mar. 31, 2018 ₨ in Thousands, $ in Thousands	INR (₨)	USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Fiscal 2019	₨ 170,059	$ 2,612
Fiscal 2020	172,374	2,647
Fiscal 2021	108,405	1,665
Fiscal 2022	87,524	1,344
Fiscal 2023	90,817	1,395
Thereafter	3,461,243	53,160
Total	₨ 4,090,422	$ 62,823